Application of New and Revised International Financial Reporting Standards ("IFRSs")	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application of New and Revised International Financial Reporting Standards (“IFRSs”)
Several other amendments and interpretations apply for the first time in fiscal year 2024, but do not have a material impact on these unaudited condensed consolidated financial statements.
The Group does not anticipate that adoption of the following IFRSs will have a material effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2023:

•IFRS 17 - Insurance Contracts

•Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8

•Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

•Amendment to IAS 12 - International tax reform

Effective for annual periods beginning on or after January 2024:

•Amendment to IFRS 16: Subsequent measurement requirements for sale and leaseback transactions

•Amendment to IAS 1: Non-current Liabilities with Covenants

•Amendment to IAS 7 and IFRS 7 - Supplier finance
•Amendments to IAS 21 – Lack of Exchangeability